LEASE LIABILITIES - (Details 1) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lease Liabilities [Line Items]
Current portion	$ 32,432	$ 22,058
Non-current portion	1,373	4,055
Lease liabilities	33,805	26,113
Restatement [Member]
Lease Liabilities [Line Items]
Current portion	32,432	22,058
Non-current portion	1,373	4,055
Lease liabilities	$ 33,805	$ 26,113	$ 33,271